Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2017
Prepayments and other current assets [Abstract]
Schedule of prepayments and other current assets
	December 31,
	2016	2017
	RMB	RMB

Prepayments and deposits to vendors and content providers	70,347	81,319
Interests receivable	17,050	78,274
Employee advances	12,245	16,697
Rental and other deposits	13,015	14,214
Receivables from disposal of subsidiaries and investments	95,166	7,986
Others	16,909	23,449

Total	224,732	221,939